Financial Risk Factors and Risk Management - Designated Hedging Instruments in SBC Hedges (Details) - Cash-Settled RSUs - Equity swaps - Cash flow hedges € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares
Financial Risk Factors and Risk Management
Nominal amount in number of RSUs, thousands | shares	602	0
Nominal amount in EUR	145	0
Carrying amount:
Other financial assets	€ 0	€ 0
Other financial liabilities	(20)	0
Change in value used for calculating hedge ineffectiveness	(3)	0
Change in value recognized in OCI	(3)	0
Hedge ineffectiveness recognized in Finance income, net	0	0
Amount reclassified from cash flow hedge in OCI to Operating profit	€ 3	€ 0